Borrowings	12 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Borrowings
13	Borrowings

(a)	Secured bank loan

In February 2024, Cootamundra Oilseeds Pty Ltd (“Cootamundra”), obtained an AUD$14 million bank facility to fund the expansion of the Cootamundra facility. Cootamundra has deployed the AUD$14 million bank facility as follows: (i) AUD$4 million was allocated for equipment finance, (ii) AUD$8 million for working capital to purchase canola seed with maximum trade advance tenor of 120 days with BBSY plus 1.5% margin rate per annum, and (iii) AUD$2 million for interest only loan over three years with interest rate of variable base rate minus a margin of 3.48% per annum for business growth and working capital related to the crushing plant’s expansion.

On February 14, 2024, Cootamundra drawdown on an equipment loan with the Commonwealth Bank of Australia for an aggregate principal amount of AUD$4,000,000 (the “Secured Bank Loan”). The loan has a term of 60 months and a variable interest rate of 7.73%. The Secured Bank loan is payable in twenty (20) quarterly payments of AUD$244,643, which commenced on May 19, 2024. Commonwealth Bank of Australia, as senior lender, has a total of $2 million secured by first mortgages over the Company’s freehold land and buildings. The financial assets pledged as collateral represent a floating charge and cannot be disposed of without the consent of the financier.

The following table summarizes outstanding borrowings as of 30 June 2026, 2025, and 2024:

	2026			2025			2024
	AUD$			AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total	Current	Non-Current	Total

Equipment Finance secured bank loan	-	-	-	3,163,362	-	3,163,362	978,574	2,900,259	3,878,833
Interest only secured bank loan	-	-	-	2,000,000	-	2,000,000	-	2,000,000	2,000,000
Other loans	-	-	-	89,344	-	89,344	-	151,651	151,651
Trade finance facility	-	-	-	1,219,431	-	1,219,431	-	-	-
Total secured bank loan	-	-	-	6,472,137	-	6,472,137	978,574	5,051,910	6,030,484
Unused trade finance facility	-	-	-	-	-	6,780,934	-	-	8,000,000

During the year ended June 30, 2026, the Group had total drawdowns of secured bank borrowings of AUD$9,739,690 and repayments of AUD$9,270,910 (resulting in net borrowings of AUD$468,780), increasing aggregate bank borrowings from AUD$6,472,137 as of June 30, 2025 to AUD$6,940,917 as of June 30, 2026, all of which were reclassified to liabilities held for sale (refer to Note 4).

(b) Convertible Note- Current Liabilities

In connection with the closing of the Business Combination on 21 March 2024, the Company closed the private placement, pursuant to the private offering rules under the Securities Act of 1933, as amended (the “Securities Act”), of the Arena Warrants and Debentures pursuant to the Securities Purchase Agreement dated August 23, 2023 between the Company, AOI, EDOC, certain AOI subsidiaries and Arena Investors, LP (the “PIPE Investors”) and executed the Arena Transaction Documents including the 10% Original Issue Discount Secured Convertible Debenture, the Arena Warrant, the Registration Rights Agreement and related documents.

On February 29, 2024, the Company entered into Amendment No.3 to the Securities Purchase Agreement for the purchase and sale of Debentures and Warrants.

The following table summarizes the outstanding Convertible Note as of June 30, 2026, 2025, and 2024:

	2026	2025	2024
	AUD$	AUD$	AUD$
Principal value of Convertible Note	-	1,590,100	1,874,574
Debt discount[1], net of amortization	-	(420,410)	(692,621)
Convertible Note	$-	$1,169,690	$1,181,953

[1]	The debt discount includes the following and is amortized over 18 months:

	June 30, 2026	June 30, 2025
	AUD $	AUD$
10% OID	-	340,832
Fair value of Ordinary share Warrants	-	117,193
Fair value of Penny Warrants	-	218,107
Equity component	-	140,495
Total debt discount	-	816,627
Less: amortization	-	(396,217)
Debt discount at year end	$	$420,410

As at 30 June 2026, the Convertible Note was fully settled through partial conversion into 420,066 Class A Ordinary Shares, recognized in share capital (AUD$63) and share premium (AUD$373,462) for a total of AUD$373,525 (refer to Note 14), and pursuant to the Arena Settlement Agreement (refer to Item 4.A); accordingly, there was no remaining principal or unamortized debt discount.